Current expected credit losses - Allowance for Credit Losses and Credit Loss Expense- Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Related Party
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, allowance for credit loss	$ 0	$ 1